UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Robert Bender & Associates
Address: 245 South Los Robles Avenue, Suite 620

         Pasadena, CA  91011

13F File Number:  28-03386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Bender
Title:     President
Phone:     626-397-9072

Signature, Place, and Date of Signing:

     /s/ Robert Bender     Pasadena, CA     May 08, 2002


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     43

Form13F Information Table Value Total:     $466,477 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL TIME WARNER                COM              00184A105    15562   658017 SH       DEFINED                     0   658017        0
BED BATH & BEYOND INC          COM              075896100    35521  1052477 SH       DEFINED                     0  1052477        0
BEST BUY INC                   COM              086516101     2364    29846 SH       DEFINED                     0    29846        0
BROADVISION INC                COM              111412102     1740  1005534 SH       DEFINED                     0  1005534        0
BROCADE COMMUNICATION          COM              111621108    10297   381374 SH       DEFINED                     0   381374        0
CDW COMPUTER CTRS INC          COM              125129106    31139   618569 SH       DEFINED                     0   618569        0
CHECK POINT SOFTWARE           COM              M22465104    33913  1115555 SH       DEFINED                     0  1115555        0
CHEESECAKE FACTORY IN          COM              163072101     2171    58831 SH       DEFINED                     0    58831        0
CIENA CORP                     COM              171779101      446    49606 SH       DEFINED                     0    49606        0
CISCO SYS INC                  COM              17275R102    27426  1619990 SH       DEFINED                     0  1619990        0
DOUBLECLICK INC                COM              258609304     7079   590371 SH       DEFINED                     0   590371        0
EBAY INC                       COM              278642103      861    15200 SH       DEFINED                     0    15200        0
ELAN PLC                       SPONSORED ADR    284131208      270    19388 SH       DEFINED                     0    19388        0
FASTENAL CO                    COM              311900104     4360    57893 SH       DEFINED                     0    57893        0
FORRESTER RESH INC CO          COM              346563109      641    33578 SH       DEFINED                     0    33578        0
HOME DEPOT INC                 COM              437076102    25121   516796 SH       DEFINED                     0   516796        0
HPL TECHNOLOGIES INC           COM              40426C105     1012    61400 SH       DEFINED                     0    61400        0
JDS UNIPHASE CORP              COM              46612J101      434    73692 SH       DEFINED                     0    73692        0
KOHLS CORP                     COM              500255104    42275   594163 SH       DEFINED                     0   594163        0
LEGATO SYS INC                 COM              524651106      168    18636 SH       DEFINED                     0    18636        0
MARCHFIRST INC                 COM              566244109        0    35621 SH       DEFINED                     0    35621        0
MEDTRONIC INC                  COM              585055106    12096   267554 SH       DEFINED                     0   267554        0
MICROSOFT CORP                 COM              594918104    16822   278919 SH       DEFINED                     0   278919        0
NETWORK APPLIANCE INC          COM              64120L104    22292  1093835 SH       DEFINED                     0  1093835        0
OPENWAVE SYS INC               COM              683718100       83    13105 SH       DEFINED                     0    13105        0
ORACLE SYS CORP                COM              68389X105    20455  1598046 SH       DEFINED                     0  1598046        0
P F CHANGS CHINA BIST          COM              69333Y108    14585   437795 SH       DEFINED                     0   437795        0
PAYCHEX INC                    COM              704326107     8531   214875 SH       DEFINED                     0   214875        0
POWER-ONE INC                  COM              739308104     3835   468790 SH       DEFINED                     0   468790        0
QUALCOMM INC COM               COM              747525103    12542   333210 SH       DEFINED                     0   333210        0
QUINTILES TRANSNATION          COM              748767100    14698   828058 SH       DEFINED                     0   828058        0
RIVERDEEP GROUP PLC A          COM              76870Q109     1118    50000 SH       DEFINED                     0    50000        0
SAWTEK INC                     COM              805468105        0    37125 SH       DEFINED                     0    37125        0
SMARTFORCE PUB LTD CO          COM              83170A206     7335   698591 SH       DEFINED                     0   698591        0
STAPLES INC                    COM              855030102    12197   610773 SH       DEFINED                     0   610773        0
STARBUCKS CORP                 COM              855244109    20656   893018 SH       DEFINED                     0   893018        0
SYNOPSYS INC                   COM              871607107    20101   364419 SH       DEFINED                     0   364419        0
TRIQUINT SEMICONDUCTO          COM              89674K103     7918   659284 SH       DEFINED                     0   659284        0
TWEETER HOME ENTMT GR          COM              901167106     6739   344715 SH       DEFINED                     0   344715        0
VERISIGN INC                   COM              92343E102     6680   247401 SH       DEFINED                     0   247401        0
WATSON PHARMACEUTICAL          COM              942683103    11454   422821 SH       DEFINED                     0   422821        0
WESTPORT FDS SMALL CA          MUTUAL           961323409      352    17483 SH       DEFINED                     0    17483        0
ZORAN CORP                     COM              98975F101     3188    72986 SH       DEFINED                     0    72986        0